Fees Summary	Sep. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 866,000.00
Previously Paid Amount	0.00
Total Fee Amount	119.59
Total Offset Amount	0.00
Net Fee	119.59
Narrative - Max Aggregate Offering Price	$ 866,000.00
Final Prospectus	true